Taxation - Summary of Movement in Deferred Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	£ 687	£ 286
Exchange adjustments	(36)	(55)
Credit/(charge) to statement of comprehensive income	(48)	(104)
Acquisitions / Disposals	(1)	(25)
R&D credits utilisation	58	(108)
At 31 December 2020	1,662	687
Share option and award schemes [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	60	81
Exchange adjustments	0	(3)
Credit/(charge) to statement of comprehensive income	11	(13)
Acquisitions / Disposals	0
R&D credits utilisation	0
At 31 December 2020	91	60
Contingent Consideration [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	843	757
Exchange adjustments	0
Credit/(charge) to statement of comprehensive income	0
Acquisitions / Disposals	0
R&D credits utilisation	0
At 31 December 2020	850	843
Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	(3,982)	(4,192)
Exchange adjustments	(41)	41
Credit/(charge) to statement of comprehensive income	0
Acquisitions / Disposals	0	(25)
R&D credits utilisation	0
At 31 December 2020	(3,711)	(3,982)
Accelerated capital allowances [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	(296)	(242)
Exchange adjustments	17	(9)
Credit/(charge) to statement of comprehensive income	0
Acquisitions / Disposals	3	0
R&D credits utilisation	0
At 31 December 2020	(211)	(296)
Tax losses [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	1,060	942
Exchange adjustments	(1)	(2)
Credit/(charge) to statement of comprehensive income	0
Acquisitions / Disposals	0	0
R&D credits utilisation	0
At 31 December 2020	1,450	1,060
Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	1,104	956
Exchange adjustments	0	(57)
Credit/(charge) to statement of comprehensive income	164	(141)
Acquisitions / Disposals	(4)	0
R&D credits utilisation	58	(108)
At 31 December 2020	1,554	1,104
Origination and reversal of temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	1,002	693
Origination and reversal of temporary differences [member] | Share option and award schemes [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	20	(5)
Origination and reversal of temporary differences [member] | Contingent Consideration [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	7	86
Origination and reversal of temporary differences [member] | Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	312	194
Origination and reversal of temporary differences [member] | Accelerated capital allowances [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	65	(45)
Origination and reversal of temporary differences [member] | Tax losses [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	391	120
Origination and reversal of temporary differences [member] | Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	232	454
Pensions and other post-employment benefits [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	874	864
Exchange adjustments	(17)	4
Credit/(charge) to statement of comprehensive income	(223)	50
Acquisitions / Disposals	0	0
R&D credits utilisation	0
At 31 December 2020	640	874
Pensions and other post-employment benefits [member] | Origination and reversal of temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	6	(44)
Intra group profit [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	1,024	1,120
Exchange adjustments	6	(29)
Credit/(charge) to statement of comprehensive income	0
Acquisitions / Disposals	0	0
R&D credits utilisation	0
At 31 December 2020	999	1,024
Intra group profit [member] | Origination and reversal of temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	£ (31)	£ (67)